Other Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Deferred Costs, Capitalized and Other Assets Disclosure [Line Items]
Security deposits for leased property	$ 61.9	3,149.4	2,812.8
Sundry accounts receivable	147.2	7,489.3	6,666.5
Advance tax (net of provision for taxes)	225.4	11,469.1	9,743.7
Advances	62.5	3,180.4	799.0
Prepaid expenses	22.6	1,149.1	1,016.0
Restricted cash/ securitization margin for credit enhancement and securitized transactions	63.3	3,222.9	2,269.2
Derivatives	2,617.3	133,194.3	75,593.6
Others	553.7	28,177.0	16,631.6
Total	$ 3,753.9	191,031.5	115,532.4